REAL ESTATE INVESTMENTS - Future Minimum Contractual Rent Payments Due under Noncancelable Operating Leases (FY) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
2021	$ 26,946,631	$ 26,761,843
2022	25,024,065	24,418,710
2023	24,593,849	20,157,378
2024	21,424,993	19,674,819
2025	14,552,340	16,456,145
Thereafter	60,307,335	43,827,967
Total	$ 179,536,418	$ 151,296,862